Notes Payable - Narrative (Details) (USD $)	3 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Short-term and Long-term Borrowings [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,500,000,000				$ 1,500,000,000
Extinguishment of Debt, Amount					29,100,000
Gains on repurchase of debt	$ 1,462,000	$ 0	$ 0	$ 0	$ 1,462,000	$ 0	$ 0
Discount Notes [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Debt Instrument, original maturity period					1 year
Minimum [Member] | Medium-term Notes [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Debt Instrument, original maturity period					0 years 6 months
Maximum [Member] | Medium-term Notes [Member]
Schedule of Short-term and Long-term Borrowings [Line Items]
Debt Instrument, original maturity period					15 years